Long-term interest bearing debt and interest expenses (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Debt facilities
As of December 31, 2014 and December 31, 2013, the Company had the following debt facilities:

(In millions of U.S. dollars)	December 31, 2014	December 31, 2013
Credit facilities:
$2,000 facility	1,366.7	1,503.4
$475 facility	451.3	—

Total credit facilities	1,818.0	1,503.4

Bonds:
Bond Loan, MNOK 1,500	201.4	244.5
Bond $600 million	600.0	—
Bond loan, subscribed in full by related party	—	500.0

Total bonds	801.4	744.5

Loan:
Revolving credit facility from related party	—	5.0
Loan provided by related party	125.0	195.0

Total interest bearing debt	2,744.4	2,447.9

Less: current portion	(218.1)	(166.7)

Long-term portion of interest bearing debt	2,526.3	2,281.2

Maturities of outstanding debt
The outstanding debt as of December 31, 2014 is repayable as follows:

Year ending December 31, (In millions of U.S. dollars)
2015	218.1
2016	214.2
2017	1,080.8
2018	248.9
2019 and thereafter	982.4
Total debt	2,744.4